Retirement Benefits Unamortized Prior Service Credit Rollforward (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amortization of:
Prior service credit	$ 62	$ 79	$ 79
Tax expense (benefit) related to above items	(15)	(19)	(35)
Change in unamortized benefit plan costs	47	60	44
Pension Benefits
Amortization of:
Prior service credit	59	58	57
Tax expense (benefit) related to above items	(14)	(14)	(26)
Change in unamortized benefit plan costs	45	44	31
Medical and Life Benefits
Amortization of:
Prior service credit	3	21	22
Tax expense (benefit) related to above items	(1)	(5)	(9)
Change in unamortized benefit plan costs	$ 2	$ 16	$ 13